Pension And Other Postretirement Benefits (Schedule Of Other Changes In Benefit Obligations Recognized In Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain)/loss	$ (2,563,073)	$ 1,658,462	$ (2,869,661)
Amortization of actuarial loss	(661,499)	(770,253)	(680,874)
Current year prior service credit	(10,091,710)	0	0
Amortization of prior service cost	50,752	50,752	50,752
Total recognized in other comprehensive income	$ (13,265,530)	$ 938,961	$ (3,499,783)